Concentrations: Schedule of Concentration Risk - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Concentration Risk - Accounts Receivable

Accounts Receivable – The Company had the following significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at December 31, 2016 and 2015, respectively.

Customer	2016	2015

A	75,74%	37.30%
B	5.31%	14.01%
C	5.24%	27.49%
D	4.12%	7.18%
E	3.18%	0%
F	3.0%	0%